Financial Assets and Financial Liabilities (Details) - Schedule of Losses Were Recognised in Profit or Loss	12 Months Ended
	Jun. 30, 2023 AUD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 AUD ($)	Jun. 30, 2021 AUD ($)
Financial Assets and Financial Liabilities (Details) - Schedule of Losses Were Recognised in Profit or Loss [Line Items]
Fair value gains/(losses) to financial assets – Ateria share options	$ (523,666)	$ (523,666)
Financial assets
Balance at acquisition date		2,246,457
Net foreign exchange gains		111,243
Balance at 30 June 2023		1,834,034
Level 2 [Member]
Financial Assets and Financial Liabilities (Details) - Schedule of Losses Were Recognised in Profit or Loss [Line Items]
Fair value gains/(losses) to financial assets – Ateria share options		(523,666)
Financial assets
Balance at acquisition date		731,844
Net foreign exchange gains		13,442
Balance at 30 June 2023		221,620
Level 3 [Member]
Financial Assets and Financial Liabilities (Details) - Schedule of Losses Were Recognised in Profit or Loss [Line Items]
Fair value gains/(losses) to financial assets – Ateria share options
Financial assets
Balance at acquisition date		1,514,613
Net foreign exchange gains		97,801
Balance at 30 June 2023		$ 1,612,414